Investments	12 Months Ended
Dec. 31, 2024
Investments
Investments

4. Investments

The following table summarizes the Group’s investment balances:

	As of December 31,
	(Amount in Thousands)
	2023	2024	2024
	RMB	RMB	US$
Short-term investments
Held-to-maturity investments and term deposits	158,728	989,407	135,549
Trading debt securities	84,537	140,960	19,311
Equity securities measured at fair value	3,630	91,497	12,535
Investments held by consolidated investment funds measured at fair value	132,561	52,745	7,226
Total short-term investments	379,456	1,274,609	174,621
Long-term investments
Held-to-maturity investments and term deposits	100,000	229,891	31,495
Available-for-sale investments	—	31,536	4,320
Other long-term investments
- Investments measured at fair value	595,854	600,697	82,296
- Investments measured at cost less impairment
- Private equity funds products	20,367	17,714	2,427
- Other investments measured at cost less impairment	23,250	20,248	2,773
Total other long-term investments	639,471	638,659	87,496
Investments held by consolidated investment funds measured at fair value	71,013	71,013	9,729
Total long-term investments	810,484	971,099	133,040
Total investments	1,189,940	2,245,708	307,661

The Group invests in term deposits and held-to-maturity debt investments which have stated maturity and normally pay a prospective fixed or floating rate of return, carried at amortized cost. Current term deposits are bank deposits with original maturities longer than three months but less than one year. Non-current term deposits are bank deposits with maturities longer than one year. The Group recorded investment income on these products of RMB383, RMB7,382 and RMB53,724 for the years ended December 31, 2022, 2023 and 2024, respectively. The gross unrecognized holding gain was RMB582, RMB6,239 and RMB13,474 as of December 31, 2022, 2023 and 2024, respectively. No credit loss related to held-to-maturity investments was recognized for the years ended December 31, 2022, 2023 and 2024.

Available-for-sale investments consist of investments that have stated maturity and normally pay a prospective fixed rate of return, carried at fair value. As of December 31, 2024, RMB31,536 of available-for-sale investments will mature in 2026. The amortized cost of the available-for-sale investments as of December 31, 2023 and 2024 was nil and RMB31,536, respectively. No credit loss related to available-for-sale investments was recognized for the years ended December 31, 2022, 2023 and 2024.

The consolidated investment funds are, for GAAP purposes, investment companies and reflect their investments at fair value. The Group has retained this specialized accounting for the consolidated funds in consolidation. Accordingly, the unrealized gains and losses resulting from changes in fair value of the investments held by the consolidated investment funds are recorded in the consolidated statements of operations as investment income.

Other long-term investments consist of investments in several private equity funds as a limited partner with insignificant equity interest and equity investments of common shares of several companies with no significant influence. The Group elects to measure these investments at fair value or at cost, less impairment. The Group recognized impairment loss related to investments measured at cost, less impairment, of nil, RMB13,343 and RMB1,000 in investment loss for the years ended December 31, 2022, 2023 and 2024, respectively.